Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

As of December 31, 2019	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$208,013	16.70%	$99,654	8.00%	$130,795	10.50%	$124,567	10.00%
Tier 1 risk-based capital	192,365	15.44%	74,740	6.00%	105,882	8.50%	99,654	8.00%
Tier 1 leverage	192,365	11.87%	64,802	4.00%	64,802	4.00%	81,002	5.00%
Tier 1 common equity	177,068	14.21%	56,055	4.50%	87,197	7.00%	80,969	6.50%
Parke Bank
Total risk-based capital	$207,620	16.67%	$99,621	8.00%	$130,752	10.50%	$124,526	10.00%
Tier 1 risk-based capital	191,977	15.42%	74,716	6.00%	105,847	8.50%	99,621	8.00%
Tier 1 leverage	191,977	11.85%	64,785	4.00%	64,785	4.00%	80,982	5.00%
Tier 1 common equity	190,158	15.27%	56,037	4.50%	87,168	7.00%	80,942	6.50%

As of December 31, 2018	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$182,316	16.73%	$87,164	8.00%	$107,592	9.88%	$108,954	10.00%
Tier 1 risk-based capital	168,629	15.48%	65,373	6.00%	85,802	7.88%	87,164	8.00%
Tier 1 leverage	168,629	12.15%	55,503	4.00%	55,503	4.00%	69,378	5.00%
Tier 1 common equity	153,020	14.04%	49,029	4.50%	69,458	6.38%	70,820	6.50%
Parke Bank
Total risk-based capital	$181,760	16.69%	$87,131	8.00%	$107,552	9.88%	$108,913	10.00%
Tier 1 risk-based capital	168,078	15.43%	65,348	6.00%	85,769	7.88%	87,131	8.00%
Tier 1 leverage	168,078	12.10%	55,569	4.00%	55,569	4.00%	69,461	5.00%
Tier 1 common equity	166,639	15.30%	49,011	4.50%	69,432	6.38%	70,794	6.50%

* The new capital rules require banks and covered financial institution holding companies to maintain a capital conservation buffer of at least 2.5% of risk-weighted assets over and above the minimum risk-based capital requirements. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management. The minimums under Basel III increased by 0.625% (the capital conservation buffer) annually until fully phased in, in 2019. The fully phased-in minimums are 10.5% (Total risk-based capital), 8.5% (Tier 1 risk-based capital), and 7.0% (Tier 1 common equity).